Equity - Schedule of Fair Value of Outstanding Warrants (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Public Warrants
Warrant, Shares [Roll Forward]
Beginning balance (in shares)	13,723,550	13,723,650
Exercised (in shares)		(100)
Issued (in years)	0	0
Ending balance (in shares)	13,723,550	13,723,550
Private Placement Warrants
Warrant, Shares [Roll Forward]
Beginning balance (in shares)	667,500	667,500
Exercised (in shares)		0
Issued (in years)	0	0
Ending balance (in shares)	667,500	667,500
Senior Secured Bridge Loan Facility Warrants
Warrant, Shares [Roll Forward]
Beginning balance (in shares)	2,500,000	0
Exercised (in shares)		0
Issued (in years)	0	2,500,000
Ending balance (in shares)	2,500,000	2,500,000
Direct Offering Warrants
Warrant, Shares [Roll Forward]
Beginning balance (in shares)	4,411,764	0
Exercised (in shares)		0
Issued (in years)	0	4,411,764
Ending balance (in shares)	4,411,764	4,411,764
Senior Secured Bridge Loan Facility Additional Warrants
Warrant, Shares [Roll Forward]
Beginning balance (in shares)	0	0
Exercised (in shares)		0
Issued (in years)	500,000	0
Ending balance (in shares)	500,000	0